Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2018
Share-based Compensation [Abstract]
Stock-based compensation
The following table summarizes stock-based compensation expense recognized during 2018, 2017 and 2016:

Year Ended December 31,	2018	2017	2016
(Dollars in millions)
Stock option awards	$5	$10	$16
Restricted stock unit awards	30	29	24
Performance share awards	17	5	—
Deferred compensation bonus and matching stock unit awards	—	1	1
Awards under Non-Employee Director compensation plan	2	1	1
Total stock-based compensation, before income taxes	54	46	42
Income tax benefit	(14)	(17)	(16)
Total stock-based compensation expense, net of income taxes	$40	$29	$26

Stock-based compensation, allocation by financial statement line item
The following table provides a summary of the classification of stock-based compensation expense included in the Consolidated Statement of Operations for the years ended:

December 31,	2018	2017	2016
(Dollars in millions)
Selling, general and administrative expense	$49	$42	$39
Cost of services expense	5	4	3
Total stock-based compensation	$54	$46	$42

Stock-based compensation, fair value assumptions
U.S. Cellular did not grant stock option awards in 2018 or 2017. U.S. Cellular estimated the fair value of stock options granted during 2016 using the Black-Scholes valuation model and the assumptions shown in the table below.

2016
Expected life	4.7 years
Expected annual volatility rate	30.5%
Dividend yield	—%
Risk-free interest rate	1.2%
Estimated annual forfeiture rate	9.4%
TDS estimated the fair value of stock options granted in 2018, 2017 and 2016 using the Black-Scholes valuation model and the assumptions shown in the table below:

	2018	2017	2016
Expected life	6.3 years	6.4 years	6.2 years
Expected annual volatility rate	28.6%	30.4%	30.3%
Dividend yield	2.5%	2.2%	2.0%
Risk-free interest rate	2.9%	2.0%	1.3%
Estimated annual forfeiture rate	3.3%	2.5%	2.7%

Summary of stock options
A summary of U.S. Cellular stock options outstanding (total and portion exercisable) and changes during 2018 is presented in the table below:

Common Share Options	Number of Options	Weighted Average Exercise Price	Aggregate Intrinsic Value (in millions)	Weighted Average Remaining Contractual Life (in years)
Outstanding at December 31, 2017	3,495,000	$41.10
(2,475,000 exercisable)		$40.79
Exercised	(2,318,000)	$39.45
Forfeited	(19,000)	$43.12
Expired	(352,000)	$47.29
Outstanding at December 31, 2018	806,000	$43.10	$7	6.0
(420,000 exercisable)		$42.39	$4	5.7
A summary of TDS stock options (total and portion exercisable) and changes during 2018 is presented in the tables and narrative below.

Common Share Options	Number of Options	Weighted Average Exercise Prices	Aggregate Intrinsic Value (in millions)	Weighted Average Remaining Contractual Life (in years)
Outstanding at December 31, 2017	7,861,000	$27.49
(5,927,000 exercisable)		$27.04
Granted	545,000	$25.70
Exercised	(2,449,000)	$25.87
Forfeited	(166,000)	$28.62
Expired	(1,028,000)	$34.51
Outstanding at December 31, 2018	4,763,000	$26.57	$28	5.1
(3,270,000 exercisable)		$26.12	$21	3.5

Summary of nonvested restricted stock units
A summary of TDS nonvested restricted stock units and changes during 2018 is presented in the table below:

Common Restricted Stock Units	Number	Weighted Average Grant Date Fair Value
Nonvested at December 31, 2017	1,175,000	$27.01
Granted	444,000	$23.87
Vested	(322,000)	$27.56
Forfeited	(85,000)	$26.73
Nonvested at December 31, 2018	1,212,000	$25.73
A summary of U.S. Cellular nonvested restricted stock units at December 31, 2018, and changes during the year then ended is presented in the table below:

Common Restricted Stock Units	Number	Weighted Average Grant Date Fair Value
Nonvested at December 31, 2017	1,483,000	$39.67
Granted	559,000	$38.19
Vested	(395,000)	$37.30
Forfeited	(78,000)	$39.78
Nonvested at December 31, 2018	1,569,000	$39.74

Summary of nonvested performance share awards
A summary of U.S. Cellular’s nonvested performance shares and changes during 2018 is presented in the table below:

Common Performance Shares	Number	Weighted Average Grant Date Fair Value
Nonvested at December 31, 2017	342,000	$36.92
Granted	357,000	$38.81
Change in units based on approved performance factors	111,000	$36.92
Forfeited	(42,000)	$37.37
Nonvested at December 31, 2018	768,000	$37.78
A summary of TDS nonvested performance shares and changes during 2018 is presented in the table below:

Common Performance Shares	Number	Weighted Average Grant Date Fair Value
Nonvested at December 31, 2017	216,000	$28.56
Granted	142,000	$25.70
Forfeited	(15,000)	$28.57
Accumulated dividend equivalents	7,000	$27.59
Nonvested at December 31, 2018	350,000	$27.38